NOTES PAYABLE (Summary of Activity in Notes Payable) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Notes payable - related parties
Balance at beginning of period	$ 585,958	$ 1,131,884	$ 1,131,884
Less: payments on notes payable			(417,177)
Less: conversions of notes payable to common shares			(128,749)
Balance at end of period	585,958		585,958	1,131,884
Less - current maturities, net - related parties	(515,000)		(515,000)	(545,926)
Long term debt - related parties, net of current maturities	70,958		70,958	585,958
Notes payable - third parties
Balance at beginning of period	18,053,449	1,243,855	1,243,855
Notes issued in consideration for intangible assets		370,000	370,000
Note issued in connection with purchase of property and equipment		117,120	229,032
Unsecured promissory notes			130,000
Notes issued for financing of insurance premium			88,900
Note issued in conjunction with acquisition			12,000,000
Net proceeds from secured borrowings	418,134		6,133,959
Less: payments on notes payable	(359,756)		(1,142,297)
Less: conversions of notes payable to common shares			(1,000,000)
Less: debt discount for warrants issued with acquisition note			1,293,679
Less: debt discount for commitment fee			(341,250)
Add: amortization of note discount			1,634,929	117,059
Balance at end of period	18,111,827		18,053,449	1,243,855
Less - current maturities, net - third parties	(7,848,971)		(17,979,593)
Long-term notes payable, net at end of period	$ 10,262,856		$ 73,856